[DECHERT LETTERHEAD]

September 4, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Funds
File Nos. 033-18030 and 811-5371

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Funds (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to ten series of the Trust. The interactive data relates to supplements filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on August 15, 2012.

The Prospectuses were filed April 27, 2012 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert
Leah Schubert

cc:	John V. O’Hanlon
Mary Beth Rhoden